Significant Accounting Policies - Equity method investments and Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue recognition
Impairment of equity method investment		¥ 0
Maximum economic benefit period from paid columns and online courses	1 year	1 year
Total revenues	$ 59,274	¥ 386,764	¥ 655,606	¥ 299,093
Contract assets		0	0
Revenue recognized included in contract liabilities balance at the beginning of the period		8,160	4,230	3,550
Online advertising services
Revenue recognition
Total revenues	26,484	172,811	283,426	173,783
Integrated marketing
Revenue recognition
Total revenues		133,599	250,344	40,017
Offline events
Revenue recognition
Total revenues		26,992	53,861	53,711
Consulting
Revenue recognition
Total revenues		32,622	15,264	6,510
Enterprise value-added services
Revenue recognition
Total revenues	29,611	193,213	319,469	100,238
Institutional investor subscription services
Revenue recognition
Total revenues		16,036	20,039	14,368
Enterprise subscription services
Revenue recognition
Total revenues		361	2,077
Individual subscription services
Revenue recognition
Total revenues		4,343	30,595	10,704
Subscription services
Revenue recognition
Total revenues	$ 3,179	¥ 20,740	¥ 52,711	¥ 25,072